LOANS TO THIRD PARTIES (Tables)	12 Months Ended
Jun. 30, 2022
LOANS TO THIRD PARTIES.
Schedule of loans to third parties

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Working fund to third party companies	¥50,476,782	¥50,383,822	$7,522,532
Allowance for credit losses	—	—	—
Total loans to third parties	¥50,476,782	¥50,383,822	$7,522,532